EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Schedule of basic earnings per share

	For the years ended December 31
	2019	2020	2021
	(Restated)	(Restated)
Profit attributable to owners of the Company (in thousands of RMB)	595,643	764,306	5,079,562
Adjustment: cumulative distribution reserved of other equity instruments (in thousands of RMB)	(219,249)	(261,168)	(209,500)
Adjusted profit attributable to ordinary shares holders of the Company	376,394	503,138	4,870,062

Number of ordinary shares in issue (thousands) as of January 1	14,903,798	17,022,673	17,022,673
Issuance of share capital (thousands)	2,118,875	—	—
Weighted average number of ordinary shares in issuance	17,022,673	17,022,673	17,022,673

Basic earnings per share (RMB)	0.022	0.030	0.286